UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

AGIC Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2013

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments

AGIC Equity & Convertible Income Fund Schedule of Investments

April 30, 2012 (unaudited)

Shares		Value*
COMMON STOCK—71.9%
	Aerospace & Defense—3.1%
74,300	L-3 Communications Holdings, Inc.	$5,464,022
310,300	Textron, Inc. (a)	8,266,392
		13,730,414
	Auto Components—2.1%
32,973	BorgWarner, Inc. (b)	2,606,186
205,900	Johnson Controls, Inc.	6,582,623
		9,188,809
	Automobiles—1.5%
594,600	Ford Motor Co.	6,707,088

	Beverages—4.7%
98,900	Coca-Cola Co. (a)	7,548,048
127,300	Molson Coors Brewing Co., Class B	5,293,134
114,000	PepsiCo, Inc.	7,524,000
		20,365,182
	Biotechnology—1.9%
164,000	Gilead Sciences, Inc. (b)	8,529,640

	Communications Equipment—5.3%
38,628	Aviat Networks, Inc. (b)	98,501
409,027	Cisco Systems, Inc.	8,241,894
155,500	Harris Corp.	7,081,470
122,500	Qualcomm, Inc.	7,820,400
		23,242,265
	Computers & Peripherals—3.8%
14,400	Apple, Inc. (a)(b)	8,413,056
289,800	EMC Corp. (a)(b)	8,175,258
		16,588,314
	Diversified Financial Services—0.8%
83,800	JP Morgan Chase & Co.	3,601,724

	Diversified Telecommunication Services—1.7%
48,488	Frontier Communications Corp.	195,892
174,800	Verizon Communications, Inc.	7,058,424
		7,254,316
	Electric Utilities—1.6%
54,202	Entergy Corp.	3,553,483
85,560	Exelon Corp.	3,337,696
		6,891,179
	Electronic Equipment, Instruments & Components—2.0%
149,000	Amphenol Corp., Class A (a)	8,662,860

	Energy Equipment & Services—4.6%
68,900	Diamond Offshore Drilling, Inc.	4,723,095
89,700	National Oilwell Varco, Inc.	6,795,672
96,700	Schlumberger Ltd.	7,169,338
99,113	Weatherford International Ltd. (b)	1,414,343
		20,102,448
	Food Products—0.5%
72,805	Archer-Daniels-Midland Co.	2,244,578

	Health Care Equipment & Supplies—3.1%
111,100	Baxter International, Inc.	6,156,051
13,000	Intuitive Surgical, Inc. (a)(b)	7,516,600
		13,672,651
	Health Care Providers & Services—2.2%
86,500	McKesson Corp. (a)	7,906,965
26,820	WellPoint, Inc.	1,818,932
		9,725,897
	Hotels, Restaurants & Leisure—1.7%
76,200	McDonald’s Corp.	7,425,690

	Household Products—1.8%
121,400	Procter & Gamble Co. (a)	7,725,896

	Independent Power Producers & Energy Traders—0.6%
153,999	NRG Energy, Inc. (b)	2,617,983

	Industrial Conglomerates—1.5%
341,159	General Electric Co.	6,679,893

AGIC Equity & Convertible Income Fund Schedule of Investments

April 30, 2012 (unaudited)

Shares		Value*
	Insurance—2.3%
18,450	American International Group, Inc. (b)	$627,853
53,184	MetLife, Inc.	1,916,220
101,900	Prudential Financial, Inc.	6,169,026
69,652	XL Group PLC, Class A	1,498,215
		10,211,314
	Internet Software & Services—1.6%
11,900	Google, Inc., Class A (b)	7,202,237

	IT Services—1.8%
37,200	International Business Machines Corp. (a)	7,703,376

	Machinery—4.6%
151,500	AGCO Corp. (b)	7,055,355
88,600	Deere & Co.	7,297,096
81,300	Joy Global, Inc.	5,753,601
		20,106,052
	Metals & Mining—1.2%
132,400	Freeport-McMoRan Copper & Gold, Inc.	5,070,920

	Multiline Retail—2.4%
182,453	Target Corp.	10,571,327

	Oil, Gas & Consumable Fuels—2.4%
77,900	Occidental Petroleum Corp.	7,106,038
110,100	Peabody Energy Corp.	3,425,211
		10,531,249
	Pharmaceuticals—4.1%
125,200	Abbott Laboratories	7,769,912
105,200	Bristol-Myers Squibb Co. (a)	3,510,524
63,288	Johnson & Johnson	4,119,416
38,776	Merck & Co., Inc.	1,521,570
23,345	Teva Pharmaceutical Industries Ltd. - ADR	1,067,800
		17,989,222
	Semiconductors & Semiconductor Equipment—3.5%
270,000	Intel Corp. (a)	7,668,000
239,000	Texas Instruments, Inc.	7,633,660
		15,301,660
	Software—3.5%
247,700	Microsoft Corp. (a)	7,931,354
227,900	Oracle Corp.	6,697,981
42,311	Symantec Corp. (b)	698,978
		15,328,313

	Total Common Stock (cost-$390,524,743)	314,972,497

CONVERTIBLE PREFERRED STOCK—15.3%
	Airlines—0.7%
82,015	Continental Airlines Finance Trust II, 6.00%, 11/15/30	2,865,399

	Auto Components—0.6%
59,600	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	2,474,592

	Automobiles—0.6%
63,000	General Motors Co., 4.75%, 12/1/13, Ser. B	2,459,520

	Capital Markets—0.7%
54,100	AMG Capital Trust I, 5.10%, 4/15/36	2,695,262
33,400	Escrow Lehman Brothers Holdings, Inc., 28.00%, 3/6/09, Ser. RIG (b)(c)(d)	556,850
		3,252,112
	Commercial Banks—1.3%
17,805	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (e)	2,525,515
2,700	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (e)	3,024,081
		5,549,596
	Commercial Services & Supplies—0.5%
34,894	United Rentals, Inc., 6.50%, 8/1/28	2,004,224

	Diversified Financial Services—2.1%
4,225	Bank of America Corp., 7.25%, 1/30/13, Ser. L (e)	4,110,925
28,000	Citigroup, Inc., 7.50%, 12/15/12	2,729,160
46,575	Credit Suisse Securities USA LLC, 7.00%, 8/9/12 (Baxter International, Inc.)(f)	2,400,476
		9,240,561
	Electric Utilities—1.1%
54,400	NextEra Energy, Inc., 8.375%, 6/1/12	2,759,712
38,525	PPL Corp., 9.50%, 7/1/13	2,056,850
		4,816,562
	Food Products—0.8%
38,800	Bunge Ltd., 4.875%, 12/31/49 (e)	3,705,400

	Health Care Providers & Services—0.7%
2,935	HealthSouth Corp., 6.50%, 12/31/49, Ser. A (e)	3,016,446

AGIC Equity & Convertible Income Fund Schedule of Investments

April 30, 2012 (unaudited)

Shares		Value*
	Household Durables—1.2%
56,000	Newell Financial Trust I, 5.25%, 12/1/27	$2,674,000
23,400	Stanley Black & Decker, Inc., 4.75%, 11/17/15	2,808,000
		5,482,000
	Insurance—1.0%
27,500	Assured Guaranty Ltd., 8.50%, 6/1/12	1,560,350
40,700	MetLife, Inc., 5.00%, 9/11/13	2,799,753
		4,360,103
	Multi-Utilities—0.5%
47,650	AES Trust III, 6.75%, 10/15/29	2,364,393

	Oil, Gas & Consumable Fuels—1.2%
42,900	Apache Corp., 6.00%, 8/1/13	2,278,848
20,300	ATP Oil & Gas Corp., 8.00%, 10/1/14 (e)(g)(h)	1,017,537
27,350	Chesapeake Energy Corp., 5.00%, 12/31/49 (e)	1,982,875
		5,279,260
	Professional Services—0.6%
46,500	Nielsen Holdings NV, 6.25%, 2/1/13	2,627,250

	Real Estate Investment Trust—1.1%
90,500	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (e)	2,359,335
98,900	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (e)	2,566,455
		4,925,790
	Road & Rail—0.6%
246,810	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (h)	2,562,801

	Total Convertible Preferred Stock (cost-$79,699,435)	66,986,009

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—11.3%
	Capital Markets—1.0%
$2,400	Ares Capital Corp., 5.75%, 2/1/16 (g)(h)	2,505,000
1,795	BGC Partners, Inc., 4.50%, 7/15/16 (g)(h)	1,777,050
		4,282,050
	Diversified Telecommunication Services—0.5%
1,715	Level 3 Communications, Inc., 15.00%, 1/15/13	2,017,269

	Electrical Equipment—0.8%
2,535	EnerSys, 3.375%, 6/1/38 (i)	2,950,106
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	414,375
		3,364,481
	Electronic Equipment, Instruments & Components—0.4%
1,335	Anixter International, Inc., 1.00%, 2/15/13	1,607,006

	Health Care Equipment & Supplies—0.1%
675	Alere, Inc., 3.00%, 5/15/16	658,125

	Hotels, Restaurants & Leisure—0.6%
2,545	MGM Resorts International, 4.25%, 4/15/15	2,700,881

	Internet Software & Services—0.7%
1,800	VeriSign, Inc., 3.25%, 8/15/37	2,414,250
850	WebMD Health Corp., 2.50%, 1/31/18	738,438
		3,152,688
	IT Services—0.7%
1,900	Alliance Data Systems Corp., 1.75%, 8/1/13	3,144,500

	Machinery—1.2%
2,800	Greenbrier Cos, Inc., 3.50%, 4/1/18 (g)(h)	2,551,500
3,000	Meritor, Inc., 4.625%, 3/1/26 (i)	2,703,750
		5,255,250
	Marine—0.2%
1,100	DryShips, Inc., 5.00%, 12/1/14	907,500

	Media—1.3%
	Liberty Media LLC,
2,265	3.125%, 3/30/23	2,723,662
5,200	3.50%, 1/15/31	3,113,500
		5,837,162
	Metals & Mining—0.5%
2,100	Steel Dynamics, Inc., 5.125%, 6/15/14	2,278,500

	Pharmaceuticals—0.7%
735	Valeant Pharmaceuticals International, Inc., 5.375%, 8/1/14 (g)(h)	2,885,794

	Real Estate Investment Trust—1.1%
2,000	Boston Properties LP, 3.75%, 5/15/36	2,297,500
2,100	Health Care, Inc., 4.75%, 12/1/26 (c)	2,514,750
		4,812,250
	Semiconductors & Semiconductor Equipment—0.6%
2,800	SunPower Corp., 4.75%, 4/15/14	2,583,000

AGIC Equity & Convertible Income Fund Schedule of Investments

April 30, 2012 (unaudited)

Principal Amount (000s)		Value*
	Software—0.4%
$1,400	Nuance Communications, Inc., 2.75%, 8/15/27	$1,986,250

	Thrifts & Mortgage Finance—0.5%
	MGIC Investment Corp.,
1,700	5.00%, 5/1/17	1,213,375
1,755	9.00%, 4/1/63 (g)(h)	877,500
		2,090,875

	Total Convertible Bonds & Notes (cost-$52,413,502)	49,563,581

CORPORATE BONDS & NOTES—0.2%
	Electric—0.2%
2,000	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21 (cost-$2,000,000)	580,000

SHORT-TERM INVESTMENT—1.2%
	Time Deposit—1.2%
5,285	HSBC Bank USA-Grand Cayman, 0.03%, 5/1/12 (cost-$5,285,349)	5,285,349

	Total Investments, before call options written (cost-$529,923,029) (j)—99.9%	437,387,436

Contracts
CALL OPTIONS WRITTEN (b)—(0.1)%
	Amphenol Corp.,
1,040	strike price $60, expires 5/19/12	(54,600)
	Apple, Inc.,
100	strike price $645, expires 5/19/12	(16,750)
	Bristol-Myers Squibb Co.,
735	strike price $35, expires 5/19/12	(2,573)
	EMC Corp.,
2,025	strike price $29, expires 5/19/12	(45,562)
	Intel Corp.,
1,890	strike price $30, expires 5/19/12	(8,505)
	International Business Machines Corp.,
260	strike price $210, expires 5/19/12	(26,520)
	Intuitive Surgical, Inc.,
90	strike price $615, expires 5/19/12	(15,075)
	McKesson Corp.,
605	strike price $95, expires 5/19/12	(31,762)
	Microsoft Corp.,
1,735	strike price $33, expires 5/19/12	(24,290)
	Total Call Options Written (premiums received-$391,809)	(225,637)

	Total Investments, net of call options written (cost-$529,531,220)—99.8%	437,161,799
	Other assets less other liabilities—0.2%	778,419
	Net Assets—100.0%	$437,940,218

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures approved by the Board of Trustees, or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for call options written.
(b)	Non-income producing.
(c)	Fair-Valued—Securities with an aggregate value of $3,071,600, representing 0.7% of net assets
(d)	In default.
(e)	Perpetual maturity. Maturity date shown is the next call date.
(f)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities).  Such entity is identified in the parenthetical.

(g)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $11,614,381, representing 2.7% of net assets.
(h)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(i)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(j)

At April 30, 2012, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $529,923,057. Gross unrealized appreciation was $2,901,687; gross unrealized depreciation was $95,437,308 and net unrealized depreciation was $92,535,621. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Glossary:

ADR — American Depositary Receipt

Other Investments:

Transactions in call options written for the three months ended April 30, 2012:

	Contracts	Premiums
Options outstanding, January 31, 2012	4,760	$228,176
Options written	34,100	1,957,861
Options terminated in closing purchase transactions	(10,275)	(1,013,880)
Options expired	(20,105)	(780,348)
Options outstanding, April 30, 2012	8,480	$391,809

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

• Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts—Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at April 30, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/12
Investments in Securities - Assets
Common Stock	$314,972,497	—	—	$314,972,497
Convertible Preferred Stock:
Airlines	—	$2,865,399	—	2,865,399
Capital Markets	—	2,695,262	$556,850	3,252,112
Commercial Banks	3,024,081	2,525,515	—	5,549,596
Commercial Services & Supplies	—	2,004,224	—	2,004,224
Diversified Financial Services	6,840,085	2,400,476	—	9,240,561
Health Care Providers & Services	—	3,016,446	—	3,016,446
Household Durables	2,808,000	2,674,000	—	5,482,000
Insurance	2,799,753	1,560,350	—	4,360,103
Oil, Gas & Consumable Fuels	2,278,848	3,000,412	—	5,279,260
Professional Services	—	2,627,250	—	2,627,250
Road & Rail	—	2,562,801	—	2,562,801
All Other	20,746,257	—	—	20,746,257
Convertible Bonds & Notes:
Real Estate Investment Trust	—	2,297,500	2,514,750	4,812,250
All Other	—	44,751,331	—	44,751,331
Corporate Bonds & Notes	—	580,000	—	580,000
Short-Term Investments	—	5,285,349	—	5,285,349
Total Investments in Securities - Assets	$353,469,521	$80,846,315	$3,071,600	$437,387,436
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(225,637)	—	—	$(225,637)
Total Investments	$353,243,884	$80,846,315	$3,071,600	$437,161,799

There were no significant transfers between Levels 1 and 2 during the three months ended April 30, 2012.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2012, was as follows:

						Net
					Net	Change in
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/12	Purchases	Sales	(Premiums)	(Loss)	(Depreciation)	Level 3*	Level 3	4/30/12
Investments in Securities - Assets
Convertible Preferred Stock:
Capital Markets	$744,820	—	—	—	—	$(187,970)	—	—	$556,850
Convertible Bonds & Notes:
Real Estate Investment Trust	—	—	—	—	—	—	$2,514,750	—	2,514,750
Total Investments	$744,820	—	—	—	—	$(187,970)	$2,514,750	—	$3,071,600

* Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at April 30, 2012, was $(187,970).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.3a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AGIC Equity & Convertible Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 15, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 15, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 15, 2012